CONFIDENTIAL

13FCON P 8/14/06

wconf12.30.05.txt

06065853

RECD S.E.C.
FEB 1 5 2006
1086

CONFIDENTIAL TREATMENT EXPIRE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F-HR
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __12/30/05____

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: ____CIBC World Markets______________________
Address: _425 Lexington Avenue, Fifth Floor___________
_New York, NY 10017______________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: ___Vince Saponar________________________
Title: ___Executive Director____________________
Phone: ___212-667-6239__________________________

Signature, Place, and Date of Signing:

PROCESSED
JAN 1 1 2007
THOMSON
FINANCIAL

Vincent Saponar
[Signature] ___NEW YORK, NY___ [City, State] __02/13/06___ [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

CONFIDENTIAL

CONFIDENTIAL

List of Other Managers Reporting for this Manager: NONE

<PAGE>

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _______0_______

Form 13F Information Table Entry Total: ___73___

Form 13F Information Table Value Total: $___187,596__ (thousands)

List of Other Included Managers: NONE

PAGE: 1 (ITEM 1) FORM 13F NAME OF REPORTING MANAGER: CIBC WORLD MARKETS CORP. DATE DEC05

NAME OF ISSUES (ITEM 1)	TITLE OF CLASS (ITEM 2)	CUSIP NO (ITEM 3)	FAIR MARKET VALUE (ITEM 4)	SHARES OR PRINCIPAL AMOUNT (ITEM 5)	P/C	INVESTMENT DISCRETION (ITEM 6) SHARES SOLE (A)	SHARES DEFINED (B)	SHARES OTHER (C)	MGR (ITEM 7)	VOTING AUTHORITY (ITEM 8) SHARES SOLE (A)	SHARES SHARED (B)	SHARES NONE (C)
ASM INTL NV	NOTE	00207DAG7	1,882,425	1920,000		1920,000	0	0		1920,000	0	0
ADAPTEC INC	NOTE	00651FAG3	297,518	343,000		343,000	0	0		343,000	0	0
ALLIED WASTE INDS INC	SDCV	019589AD2	1,082,947	1239,000		1239,000	0	0		1239,000	0	0
ALLOY INC	DBCV	019855AB1	3,407,778	3443,000		3443,000	0	0		3443,000	0	0
APOGENT TECHNOLOGIES INC	DBCV	03760AAK7	1,702,729	1430,000		1430,000	0	0		1430,000	0	0
AVATAR HLDGS INC	NOTE	053494AF7	1,156,070	1000,000		1000,000	0	0		1000,000	0	0
CV THERAPEUTICS INC	NOTE	126667AD6	1,992,875	2335,000		2335,000	0	0		2335,000	0	0
CV THERAPEUTICS INC	NOTE	126667AF1	6,095,053	4051,000		4051,000	0	0		4051,000	0	0
CIENA CORP	NOTE	171779AA9	1,537,575	1660,000		1660,000	0	0		1660,000	0	0
COMMUNITY HEALTH SYS INC NEW	NOTE	203668AA6	4,119,219	3624,000		3624,000	0	0		3624,000	0	0
CYTYC CORP	NOTE	232946AB9	7,039,400	6389,000		6389,000	0	0		6389,000	0	0
DECODE GENETICS INC	NOTE	243586AB0	286,758	350,000		350,000	0	0		350,000	0	0
DIGITAL RIV INC	COM	25388B104	1,254,943	42,254		42,254	0	0		42,254	0	0
EDO CORP	NOTE	281347AE4	1,619,936	1600,000		1600,000	0	0		1600,000	0	0
EMCORE CORP	NOTE	290846AC8	6,115,717	5821,000		5821,000	0	0		5821,000	0	0
EMDEON CORP	COM	290849108	356,261	42,012		42,012	0	0		42,012	0	0
FEI CO	NOTE	30241LAB5	1,228,062	1225,000		1225,000	0	0		1225,000	0	0
FEI CO	NOTE	30241LAD1	346,814	380,000		380,000	0	0		380,000	0	0
FAIR ISAAC CORP	COM	303250104	1,836,235	41,638		41,638	0	0		41,638	0	0
FAIRCHILD SEMICONDUCTOR CORP	NOTE	303727AJ0	486,250	500,000		500,000	0	0		500,000	0	0
FAIRFAX FINL HLDGS LTD	DBCV	303901AL6	1,777,600	2000,000		2000,000	0	0		2000,000	0	0
FINISAR	NOTE	31787AAF8	3,604,949	3907,000		3907,000	0	0		3907,000	0	0
FISHER SCIENTIFIC INTL INC	NOTE	338032AW5	595,948	426,000		426,000	0	0		426,000	0	0
FISHER SCIENTIFIC INTL INC	NOTE	338032AX3	417,319	415,000		415,000	0	0		415,000	0	0
FREEPORT-MCMORAN COPPER & GO	NOTE	35671DAK1	218,240	125,000		125,000	0	0		125,000	0	0
GATEWAY INC	NOTE	367626AD0	344,045	500,000		500,000	0	0		500,000	0	0

CONFIDENTIAL

GRAFTECH INTL LTD	DBCV	384313AB8	2,474,606	3407,000		3407,000	0	0		3407,000	0	0
HUMAN GENOME SCIENCES INC	NOTE	444903AM0	1,473,960	2000,000		2000,000	0	0		2000,000	0	0
HUTCHINSON TECHNOLOGY INC	NOTE	448407AE6	3,803,415	3500,000		3500,000	0	0		3500,000	0	0
IMCLONE SYS INC	NOTE	45245WAF6	279,483	335,000		335,000	0	0		335,000	0	0
INCO LTD	NOTE	453258AM7	2,774,640	2400,000		2400,000	0	0		2400,000	0	0
INCO LTD	DBCV	453258AT2	6,783,855	4784,000		4784,000	0	0		4784,000	0	0
INTEGRA LIFESCIENCES HLDGS C	NOTE	457985AB5	1,306,663	1155,000		1155,000	0	0		1155,000	0	0
INTEL CORP	COM	458140100	3,559,270	143,000		143,000	0	0		143,000	0	0
INTERNATIONAL GAME TECHNOLOG	DBCV	459902AL6	207,464	294,000		294,000	0	0		294,000	0	0
INVITROGEN CORP	NOTE	46185RAD2	2,798,385	2841,000		2841,000	0	0		2841,000	0	0
INVITROGEN CORP	NOTE	46185RAJ9	3,483,935	3169,000		3169,000	0	0		3169,000	0	0
INVITROGEN CORP	NOTE	46185RAM2	3,117,775	3244,000		3244,000	0	0		3244,000	0	0
IVAX CORP	NOTE	465823AG7	3,688,437	3625,000		3625,000	0	0		3625,000	0	0
K V PHARMACEUTICAL CO	NOTE	482740AC1	757,931	765,000		765,000	0	0		765,000	0	0
KERZNER INTL LTD	NOTE	492520AB7	7,860,161	6118,000		6118,000	0	0		6118,000	0	0
KULICKE & SOFFA INDS INC	COM	501242101	545,198	61,884		61,884	0	0		61,884	0	0
LSI LOGIC CORP	NOTE	502161AG7	3,820,410	3859,000		3859,000	0	0		3859,000	0	0
LSI LOGIC CORP	COM	502161102	344,800	43,100		43,100	0	0		43,100	0	0
LTX CORP	NOTE	502392AE3	3,864,726	3894,000		3894,000	0	0		3894,000	0	0
MAGNA ENTMT CORP	NOTE	559211AC1	1,038,380	1000,000		1000,000	0	0		1000,000	0	0
MANOR CARE INC NEW	NOTE	564055AK7	491,556	365,000		365,000	0	0		365,000	0	0
MCDATA CORP	NOTE	580031AD4	578,118	702,000		702,000	0	0		702,000	0	0
MEDAREX INC	NOTE	583916AG6	2,930,346	2602,000		2602,000	0	0		2602,000	0	0
MICRON TECHNOLOGY INC	NOTE	595112AG8	6,822,167	5845,000		5845,000	0	0		5845,000	0	0
MILLENNIUM CHEMICALS INC	DBCV	599903AB7	17,291,795	9340,000		9340,000	0	0		9340,000	0	0
PAGE TOTAL		51	132,900,142									

PAGE: 2 FORM 13F NAME OF REPORTING MANAGER: CIBC WORLD MARKETS CORP. DATE DEC05

(ITEM 1)	(ITEM 2)	(ITEM 3)	(ITEM 4)	(ITEM 5)		(ITEM 6) INVESTMENT DISCRETION			(ITEM 7)	(ITEM 8) VOTING AUTHORITY		
NAME OF ISSUES	TITLE OF CLASS	CUSIP NO	FAIR MARKET VALUE	SHARES OR PRINCIPAL AMOUNT	P/C	SHARES SOLE (A)	SHARES DEFINED (B)	SHARES OTHER (C)	MGR	SHARES SOLE (A)	SHARES SHARED (B)	SHARES NONE (C)
NAVISTAR FINL CORP	NOTE	638902AM8	8,095,763	8894,000		8894,000	0	0		8894,000	0	0
OMNICARE INC	COM	681904108	743,730	13,000		13,000	0	0		13,000	0	0
ON SEMICONDUCTOR CORP	NOTE	682189AB1	563,605	705,000		705,000	0	0		705,000	0	0
OPEN SOLUTIONS INC	NOTE	68371PAB8	2,108,444	3980,000		3980,000	0	0		3980,000	0	0
PROTEIN DESIGN LABS INC	NOTE	74369LAD5	336,397	225,000		225,000	0	0		225,000	0	0
PROTEIN DESIGN LABS INC	NOTE	74369LAF0	6,929,125	5196,000		5196,000	0	0		5196,000	0	0
QUANTUM CORP	NOTE	747906AE5	2,401,568	2523,000		2523,000	0	0		2523,000	0	0
RPM INTL INC	NOTE	749685AK9	2,267,654	4244,000		4244,000	0	0		4244,000	0	0
RF MICRODEVICES INC	NOTE	749941AE0	298,198	326,000		326,000	0	0		326,000	0	0
RADISYS CORP	NOTE	750459AD1	3,140,027	3422,000		3422,000	0	0		3422,000	0	0
REGENERON PHARMACEUTICALS	NOTE	75886FAB3	4,785,100	5000,000		5000,000	0	0		5000,000	0	0
ROPER INDS INC NEW	COM	776696106	2,188,131	55,480		55,480	0	0		55,480	0	0
SCI SYS INC	NOTE	783890AF3	969,947	1013,000		1013,000	0	0		1013,000	0	0
SCIENTIFIC GAMES CORP	CL A	80874P109	1,792,586	65,783		65,783	0	0		65,783	0	0
SIRIUS SATELLITE RADIO INC	COM	82966U103	1,984,923	296,700		296,700	0	0		296,700	0	0
SKECHERS U S A INC	NOTE	830566AB1	2,316,102	2320,000		2320,000	0	0		2320,000	0	0
SYBASE INC	NOTE	871130AB6	5,596,932	5450,000		5450,000	0	0		5450,000	0	0
TRIQUINT SEMICONDUCTOR INC	NOTE	89674KAB9	657,857	673,000		673,000	0	0		673,000	0	0
VALEANT PHARMACEUTICALS INTL	NOTE	91911XAB0	1,947,172	2250,000		2250,000	0	0		2250,000	0	0
VALEANT PHARMACEUTICALS INTL	NOTE	91911XAD6	1,430,734	1674,000		1674,000	0	0		1674,000	0	0
WMS INDS INC	NOTE	929297AE9	3,529,228	2540,000		2540,000	0	0		2540,000	0	0
WATSON PHARMACEUTICALS INC	DBCV	942683AC7	612,837	638,000		638,000	0	0		638,000	0	0

PAGE TOTAL	22	54,696,060
GRAND TOTAL	73	187,596,202